CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenues
Total Revenue	$ 1,711,566	$ 1,290,223	$ 3,207,561	$ 2,886,491
Cost of goods sold	486,640	474,287	872,893	1,049,609
Gross margin	1,224,926	815,936	2,334,668	1,836,882
Operating expenses
Compensation and related benefits	918,411	1,084,618	1,811,988	2,420,170
General and administrative	509,050	326,386	660,398	607,639
Transaction expenses	980,807	16,059	1,007,145	57,345
Total operating expenses	2,408,268	1,427,063	3,479,531	3,085,154
Net operating loss	(1,183,342)	(611,127)	(1,144,863)	(1,248,272)
Other income (expenses):
Interest expense	(349,695)	(79,860)	(359,005)	(127,262)
Other income	2	3	2	19,619
Change in fair value of financial instruments	548,100	88,008	548,100	114,077
Loss on issuance of financial instruments	(1,618,234)		(1,618,234)
Total other (expenses) income	(1,419,827)	8,151	(1,429,137)	6,434
Loss before income taxes	(2,603,169)	(602,976)	(2,574,000)	(1,241,838)
Benefit from income tax	2,241,208	174,395	2,241,208	357,238
Net loss	(361,961)	(428,581)	(332,792)	(884,600)
Net loss attributable to non-controlling interest	(31,980)	(3,971)		(8,738)
Net loss attributable to stockholders	$ (329,981)	$ (424,610)	$ (332,792)	$ (875,862)
Basic loss per common share (in dollars per share)	$ (0.06)	$ (0.09)	$ (0.07)	$ (0.19)
Diluted loss per common share (in dollars per share)	$ (0.06)	$ (0.09)	$ (0.07)	$ (0.19)
Weighted average number of common shares outstanding, basic (in shares)	5,302,490	4,639,643	4,971,066	4,639,643
Weighted average number of common shares outstanding, diluted (in shares)	5,302,490	4,639,643	4,971,066	4,639,643
Subscription fees
Revenues
Total Revenue	$ 1,037,426	$ 1,022,631	$ 2,042,628	$ 2,183,822
Professional services and other fees
Revenues
Total Revenue	421,632	218,942	749,475	478,332
Technical engineering fees
Revenues
Total Revenue	189,939	$ 48,650	352,889	$ 224,337
Patient fees
Revenues
Total Revenue	31,520		31,520
Telehealth fees
Revenues
Total Revenue	30,569		30,569
Institutional fees
Revenues
Total Revenue	$ 480		$ 480